INVENTORY	12 Months Ended
Oct. 31, 2023
Notes and other explanatory information [abstract]
INVENTORY

4.	INVENTORY

The Company’s inventory composition is as follows:

	October 31, 2023	October 31, 2022
	$	$
Raw materials	501,433	134,926
Work in process	3,677,502	2,735,000
Finished goods	315,322	261,951
Ending balance	4,494,257	3,131,877

The cost of inventories, excluding changes in fair value, included as an expense and included in cost of goods sold for the year ended October 31, 2023, was $11,155,676 (2022 - $9,227,439, 2021 - $3,997,617).